Accrued Expenses and Other Current Liabilities - Standard product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Balance at Beginning	¥ 3,870	¥ 3,339
Provided during the period	4,498	4,663
Utilized during the period	(4,477)	(4,132)
Balance at End	¥ 3,891	¥ 3,870